Supplementary Oil And Gas Information (Changes In Standardized Measure Of Discounted Future Net Cash Flows Relating To Proved Oil And Gas Reserves) (Details) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Balance, beginning of year	$ 8,817	$ 6,017	$ 10,748
Sales of oil and gas produced during the period	(3,866)	(3,139)	(4,031)
Discoveries and extensions, net of related costs	2,256	1,358	828
Purchases of proved reserves in place	3,061	16	15
Sales and transfers of proved reserves in place	(3,222)	(306)	(524)
Net change in prices and production costs	4,344	4,594	(3,470)
Revisions to quantity estimates	(302)	(502)	(4,148)
Accretion of discount	1,018	644	1,264
Previously estimated development costs incurred net of change in future development costs	529	1,125	3,967
Other	(12)	(54)	(86)
Net change in income taxes	(1,066)	(936)	1,454
Balance, end of year	11,557	8,817	6,017
Canada [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Balance, beginning of year	4,659	3,002	5,285
Sales of oil and gas produced during the period	(2,120)	(1,649)	(1,808)
Discoveries and extensions, net of related costs	827	725	509
Purchases of proved reserves in place	9		7
Sales and transfers of proved reserves in place	(1,320)	(304)	(155)
Net change in prices and production costs	1,777	2,703	(1,364)
Revisions to quantity estimates	314	(178)	(1,290)
Accretion of discount	515	311	571
Previously estimated development costs incurred net of change in future development costs	532	417	946
Other	(36)	14	(7)
Net change in income taxes	(681)	(382)	308
Balance, end of year	4,476	4,659	3,002
United States [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Balance, beginning of year	4,158	3,015	5,463
Sales of oil and gas produced during the period	(1,746)	(1,490)	(2,223)
Discoveries and extensions, net of related costs	1,429	633	319
Purchases of proved reserves in place	3,052	16	8
Sales and transfers of proved reserves in place	(1,902)	(2)	(369)
Net change in prices and production costs	2,567	1,891	(2,106)
Revisions to quantity estimates	(616)	(324)	(2,858)
Accretion of discount	503	333	693
Previously estimated development costs incurred net of change in future development costs	(3)	708	3,021
Other	24	(68)	(79)
Net change in income taxes	(385)	(554)	1,146
Balance, end of year	$ 7,081	$ 4,158	$ 3,015